Intangible Assets - Summary of Reconciliation of Provision for Impairment of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Amount at beginning of year	$ 40	$ 43	$ 25
Increase charged to profit or loss			18
Translation differences		(3)
Amount at end of year	$ 40	$ 40	$ 43